Acquisition of WingHouse (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed

The assets acquired and liabilities assumed were comprised of the following as of October 11, 2019:

Accounts receivable (trade)	$195,982
Inventory	745,732
Prepaid expenses	962,390
Favorable lease asset	163,838
Intangible assets	5,380,000
Goodwill	11,246,741
Fixed assets	5,472,583
Total assets acquired	24,167,266
Accounts payable and other current liabilities	(5,537,938)
Total liabilities assumed	(5,537,938)
Net assets acquired with note payable and deferred compensation liability	$18,629,329

Schedule of Pro Forma Financial Information

The following table summarizes certain financial information for the years ended December 31, 2020 and 2019 contained in the Company’s consolidated financial statements and certain unaudited pro forma financial information for the years ended December 31, 2020 and 2019 as if the acquisition of WingHouse had occurred on January 1, 2019:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Revenue	$53,290,401	$72,983,613
Loss from continuing operations	(4,624,522)	(4,675,326)
Net loss	(10,548,037)	(5,657,696)
Net loss per share – basic & fully diluted	$(1.40)	$(0.76)